ING Variable Portfolios, Inc.

ING Euro STOXX 50® Index Portfolio

ING FTSE 100® Index Portfolio

ING International Index Portfolio

ING Japan TOPIX Index® Portfolio

ING Russell™ Large Cap Growth Index Portfolio

ING Russell™ Large Cap Index Portfolio

ING Russell™ Mid Cap Index Portfolio

ING Russell™ Small Cap Index Portfolio

(the “Index Portfolios”)

ING Strategic Allocation Portfolios, Inc.

ING Strategic Allocation Conservative Portfolio

ING Strategic Allocation Growth Portfolio

ING Strategic Allocation Moderate Portfolio

(the “Strategic Allocation Portfolios”)

ING Series Fund, Inc.

ING Capital Allocation Fund

(“Capital Allocation Fund”)

Supplement dated August 3, 2012

to the Current Statements of Additional Information (“SAI”)

for above-referenced Portfolios and Fund

Index Portfolios, Strategic Allocation Portfolios, and Capital Allocation Fund

On June 12, 2012, the Board of Directors approved modifications to the Portfolios’ and the Fund’s Advisory Fees and/or Sub-Advisory Fees as follows:

1.

Effective July 1, 2012, the SAI for ING International Index Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Index Portfolio, ING RussellTM Mid Cap Index Portfolio, and ING RussellTM Small Cap Index Portfolio; and effective August 5, 2012, the SAI for ING Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, and ING Japan TOPIX Index® Portfolio is revised as follows:

a.	The table and accompanying footnotes of the section entitled “Adviser – Advisory Fees” of the Index Portfolios’ SAI is deleted and replaced with the following:

Portfolio	Gross Annual Advisory Fee	Waiver	Net Annual Advisory Fee
ING Australia Index Portfolio	0.60% on all assets	(0.25)%[1]	0.35%
ING Emerging Markets Index Portfolio	0.55% on all assets	(0.15)%[2]	0.40%
ING Euro STOXX 50® Index Portfolio	0.60% on all assets	(0.25)%[3]	0.35%
ING FTSE 100 Index® Portfolio	0.60% on all assets	(0.25)%[3]	0.35%
ING Hang Seng Index Portfolio	0.60% on first $250 million 0.50% on the next $250 million 0.45% thereafter	(0.10)%[4]	0.50%
ING International Index Portfolio	0.38% on first $500 million 0.36% on next $500 million 0.34% thereafter	0.00%	0.38%
ING Japan TOPIX Index® Portfolio	0.60% on all assets	(0.25)%[3]	0.35%
ING RussellTM Large Cap Growth Index Portfolio	0.45% on first $500 million 0.43% on next $500 million 0.41% thereafter	(0.10)%[4]	0.35%

Portfolio	Gross Annual Advisory Fee	Waiver	Net Annual Advisory Fee
ING RussellTM Large Cap Index Portfolio	0.25% on first $1 billion 0.23% on next $1 billion 0.21% thereafter	0.00%	0.25%
ING RussellTM Large Cap Value Index Portfolio	0.45% on first $250 million 0.35% on the next $250 million 0.30% thereafter	(0.10)%[4]	0.35%
ING RussellTM Mid Cap Growth Index Portfolio	0.45% on first $500 million 0.43% on the next $500 million 0.41% thereafter	(0.10)%[4]	0.35%
ING RussellTM Mid Cap Index Portfolio	0.31% on first $2 billion 0.24% on next $2 billion 0.18% thereafter	0.00%	0.31%
ING RussellTM Small Cap Index Portfolio	0.33% on first $1 billion 0.31% on next $1 billion 0.29% thereafter	0.00%	0.33%
ING U.S. Bond Index Portfolio	0.32% on first $500 million 0.30% on next $500 million; 0.28% on next $1 billion; 0.26% on next $2 billion; and 0.24% in excess of $4 billion	0.00%	0.32% on first $500 million 0.30% on next $500 million; 0.28% on next $1 billion; 0.26% on next $2 billion; and 0.24% in excess of $4 billion
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	0.46% on all assets	0.00%	0.46%

1

Pursuant to a side agreement dated February 28, 2011, ING Investments, LLC has agreed to waive 0.25% of the Portfolio’s advisory fee through May 1, 2014. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it and it is not eligible for recoupment.

2

Pursuant to a side agreement dated November 30, 2011, the Adviser has agreed to waive 0.15% of the Portfolio’s advisory fee through May 1, 2014. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if the Adviser elects to renew it.

3

Pursuant to a side agreement dated August 5, 2012, ING Investments, LLC has agreed to waive 0.25% of each Portfolio’s advisory fee through August 5, 2013. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it and it is not eligible for recoupment.

4

Pursuant to a side agreement dated May 1, 2012, ING Investments, LLC has agreed to waive 0.10% of each Portfolio’s advisory fee through May 1, 2013. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it and it is not eligible for recoupment.

2.	Effective August 1, 2012 the Strategic Allocation Portfolios’ SAI is revised as follows:

a.	The table of the section entitled “Adviser - Advisory Fees” of the Strategic Allocation Portfolios’ SAI is deleted and replaced with the following:

Portfolio	Annual Advisory Fee
ING Strategic Allocation Conservative Portfolio	0.08% of the Portfolio’s average daily net assets invested in Underlying Funds[1]; and for all other assets held in direct investments[2]: 0.60% of the Portfolio’s average daily net assets.
ING Strategic Allocation Growth Portfolio	0.08% of the Portfolio’s average daily net assets invested in Underlying Funds[1]; and for all other assets held in direct investments[2]: 0.60% of the Portfolio’s average daily net assets.
ING Strategic Allocation Moderate Portfolio	0.08% of the Portfolio’s average daily net assets invested in Underlying Funds[1]; and for all other assets held in direct investments[2]: 0.60% of the Portfolio’s average daily net assets.

1	“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the ING Fund Complex. The term “Fund Complex” shall have the same meaning as defined in Item 17 of Form N-1A, as it was in effect on April 4, 2008.

2	“Direct Investments” shall mean assets which are not Underlying Funds.

b.	The table of the section entitled “Sub-Adviser - Sub-Advisory Fees” of the Strategic Allocation Portfolios’ SAI is deleted and replaced with the following:

Portfolio	Sub-Advisory Fee
ING Strategic Allocation Conservative Portfolio

0.02% of the Portfolio’s average daily net assets invested in Underlying Funds[1]; and

for all other assets directly sub-advised by the Sub-Adviser (direct investments2):

0.27% of the Portfolio’s average daily net assets.

ING Strategic Allocation Growth Portfolio

0.02% of the Portfolio’s average daily net assets invested in Underlying Funds[1]; and

for all other assets directly sub-advised by the Sub-Adviser (direct investments2):

0.27% of the Portfolio’s average daily net assets.

ING Strategic Allocation Moderate Portfolio

0.02% of the Portfolio’s average daily net assets invested in Underlying Funds[1]; and

for all other assets directly sub-advised by the Sub-Adviser (direct investments2):

0.27% of the Portfolio’s average daily net assets.

1

“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the ING Fund Complex. The term “Fund Complex” shall have the same meaning as defined in Item 17 of Form N-1A, as it was in effect on April 4, 2008.

2	“Direct Investments” shall mean assets which are not Underlying Funds.

3.	Effective August 1, 2012 Capital Allocation Fund’s SAI is revised as follows:

a.	The table of the section entitled “Adviser - Advisory Fees” of Capital Allocation Fund’s SAI is deleted and replaced with the following:

Fund	Advisory Fee
Capital Allocation

Direct Investments[1]

0.800% on first $500 million of the Fund’s average daily net assets;

0.775% on next $500 million of the Fund’s average daily net assets;

0.750% on next $500 million of the Fund’s average daily net assets;

0.725% on next $500 million of the Fund’s average daily net assets; and

0.725% on assets in excess of $2 billion.

Underlying Funds[2]

0.08% of the Fund’s average daily net assets invested in Underlying Funds.

1	“Direct Investments” shall mean assets which are not Underlying Funds.

2

“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the ING Fund Complex. The term “Fund Complex” shall have the same meaning as defined in Item 17 of Form N-1A, as it was in effect on April 4, 2008.

b.	The table of the section entitled “Sub-Adviser - Sub-Advisory Fees” of Capital Allocation Fund’s SAI is deleted and replaced with the following:

Fund	Sub-Advisory Fee
Capital Allocation

Direct Investments[1]

0.360% on first $500 million of the Fund’s average daily net assets;

0.349% on next $500 million of the Fund’s average daily net assets;

0.338% on next $500 million of the Fund’s average daily net assets;

0.326% on next $500 million of the Fund’s average daily net assets; and

0.315% on assets in excess of $2 billion.

Underlying Funds[2]

0.02% of the Fund’s average daily net assets invested in Underlying Funds.

1	“Direct Investments” shall mean assets which are not Underlying Funds.

2

“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the ING Fund Complex. The term “Fund Complex” shall have the same meaning as defined in Item 17 of Form N-1A, as it was in effect on April 4, 2008.

ING Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, and ING Japan TOPIX Index® Portfolio

Effective August 5, 2012 the Portfolios’ sub-adviser ING Investment Management Co. LLC (“ING IM”) has agreed to waive a portion of its sub-advisory fees and the Portfolios’ administrator ING Funds Services, LLC has agreed to waive its administrative services fees. Effective August 5, 2012 the Portfolios’ SAI is revised as follows:

1.	Footnote 4 to the table entitled “Sub-Adviser - Sub-Advisory Fees” of the SAI is deleted in its entirety and replaced with the following:

Pursuant to a side agreement dated August 5, 2012, ING IM has agreed to waive 0.1125% of the sub-advisory fee payable by the Adviser through August 5, 2013. There is no guarantee that this side agreement will continue after this date.

2.	The first paragraph of the section entitled “Administrator - Administration Fee” of the SAI is deleted and replaced with the following:

For its services, the Administrator is entitled to receive from the Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. For ING Australia Index Portfolio, the Administrator has agreed to waive 0.10% of its administration fee through May 1, 2014. For ING Emerging Markets Index Portfolio, the Administrator has agreed to waive 0.10% of its administration fee through May 1, 2014. For ING Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, and ING Japan TOPIX Index® Portfolio, the Administrator has agreed to waive 0.10% of its administration fee through August 5, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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